WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 97.4%
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 3.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,690,000	$1,940,331	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,650,000	8,129,655	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,000,000	2,232,290	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	97,867
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	820,000	847,482	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	756,029	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	780,000	949,966
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	497,468	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	521,791	(a)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,160,000	63,200	*(a)(b)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	9.000%	6/30/25	890,000	53,400	*(a)(b)

Total Diversified Telecommunication Services				16,089,479

Entertainment - 0.6%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,040,000	1,275,856
Netflix Inc., Senior Notes	6.375%	5/15/29	1,250,000	1,579,688

Total Entertainment				2,855,544

Interactive Media & Services - 0.0%††
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	70,000	74,887	(a)

Media - 6.4%
Cable Onda SA, Senior Notes	4.500%	1/30/30	1,480,000	1,591,466	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,348,355	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,300,000	5,610,050	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	551,793	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,996,000	$3,171,079
DISH DBS Corp., Senior Notes	7.750%	7/1/26	9,167,000	10,507,811
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,710,000	1,881,000	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	995,000	1,040,924	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,350,000	1,425,937	(a)

Total Media				29,128,415

Wireless Telecommunication Services - 3.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	500,000	534,690	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,460,000	1,645,238	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	716,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,753,267
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,848,006
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,521,144
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,446,550
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,136,452	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	487,051	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	844,003	(a)

Total Wireless Telecommunication Services				15,932,851

TOTAL COMMUNICATION SERVICES				64,081,176

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,830,000	3,597,806	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000	1,134,113	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,190,000	2,254,331
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,770,000	2,954,039	(a)

Total Auto Components				9,940,289

Automobiles - 1.2%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,190,000	1,317,330
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000	2,085,359

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	460,000		$461,150
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		203,478
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,100,000		1,099,104
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		411,250

Total Automobiles					5,577,671

Diversified Consumer Services - 1.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,140,000		2,270,669	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,530,000		1,608,657	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,450,000		2,712,141	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		911,341
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000		538,369	(a)

Total Diversified Consumer Services					8,041,177

Hotels, Restaurants & Leisure - 5.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,630,000		1,662,192	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	680,000		726,968	(a)
Colt Merger Sub Inc., Senior Secured Notes	5.750%	7/1/25	980,000		1,027,775	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	880,000		930,600	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,240,359	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	880,000		906,400	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,480,000		2,766,750	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,280,000		2,299,950	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,400,000	GBP	1,524,030	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000		1,344,345	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,100,000		$1,494,937	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,680,000		1,398,289	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	1,050,000		1,060,054	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,770,000		1,783,363	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000		708,678	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000		2,848,793	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	620,000		692,850	(a)

Total Hotels, Restaurants & Leisure					24,416,333

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	4.875%	6/1/25	1,140,000		1,236,638

Specialty Retail - 2.7%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	920,000		996,811	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,917,000	EUR	2,209,163	(c)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,270,000		1,284,846	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	524,536		334,392	(a)(d)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,520,000		4,661,250	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,240,000		1,255,965
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,820,000		1,850,530

Total Specialty Retail					12,592,957

Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	750,000	EUR	843,216	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,350,000		1,472,317	(a)

Total Textiles, Apparel & Luxury Goods					2,315,533

TOTAL CONSUMER DISCRETIONARY					64,120,598

CONSUMER STAPLES - 2.5%
Food Products - 1.7%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	2,090,000		2,239,733	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	310,000		343,561	(a)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000		760,278
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	920,000		1,092,350	(a)

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	305,000	$313,769	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,970,000	3,159,337	(a)

Total Food Products				7,909,028

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	280,000	286,971
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	530,000	563,130	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000	392,785
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000	869,400

Total Household Products				2,112,286

Tobacco - 0.3%
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,110,000	1,511,342

TOTAL CONSUMER STAPLES				11,532,656

ENERGY - 21.5%
Oil, Gas & Consumable Fuels - 21.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000	1,313,984
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,360,667
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	365,000	300,599	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,480,000	1,475,893	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000	1,027,073
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	753,889
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	266,351
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	744,711
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	291,475
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	2,068,749
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	96,726
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	490,000	511,104	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	680,000	722,500	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	610,000	$668,813	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,338,158
EQT Corp., Senior Notes	8.750%	2/1/30	880,000	1,054,900
Gazprom PJSC Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	1,920,000	2,062,719	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,000,000	2,262,412	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,997,695
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	540,030	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,040,000	3,412,251	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	200,000	204,156	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,836,000	1,827,013	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	2,830,000	2,902,490
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,746,304	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	376,350
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	70,000	13,825
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,610,000	703,950
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,190,000	1,234,625
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	654,528
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	443,889
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	295,275
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	1,610,000	1,662,969	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,632,000	1,710,744
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,760,000	3,065,670
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,760,000	6,338,880
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,485,223
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,391,145

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,000,000	$1,022,345
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,882,000	4,018,496
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,097,916
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	720,354
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,250,000	6,592,000	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,086,300	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,107,450	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	290,000	330,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	2,000,000	2,042,830
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,320,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	620,550
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,963,518
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	500,000	558,505	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,930,000	1,667,645	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	340,000	348,529
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,854,380
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	448,915
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	6,715,000	6,736,555
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	531,128
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	764,329
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	448,434
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	702,151

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	$1,820,829
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	202,958
YPF SA, Senior Notes	8.500%	7/28/25	7,140,000	5,778,045	(a)

TOTAL ENERGY				98,112,662

FINANCIALS - 16.5%
Banks - 12.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	566,274	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,356,198	(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	1,159,327
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,692,117	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,430,000	3,815,187
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,620,000	1,773,026	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	500,000	570,605
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,200,000	1,395,873	(d)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	240,000	263,054	(a)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,590,000	4,426,481	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,550,529	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	492,414

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,040,000	$2,203,698	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,180,000	3,408,483	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	500,000	575,142
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,569,050	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,530,000	1,582,915	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,810,000	4,108,380	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	4,380,000	4,726,014	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,728,024	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,630,000	1,720,076	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,000,000	1,074,518	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	840,000	955,123
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000	998,065	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	760,000	800,577	(d)(e)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	1,760,000		$1,951,300
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		556,728
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,760,770	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,779,696	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,538,507	(a)(d)

Total Banks					58,098,151

Capital Markets - 1.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,770,000		1,950,354	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,330,000		1,388,048
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,890,000		4,218,491	(a)(d)(e)

Total Capital Markets					7,556,893

Consumer Finance - 0.2%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		495,000
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		427,169

Total Consumer Finance					922,169

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	500,000		508,572
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	640,000		655,614
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000		1,428,634	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		1,062,479
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,520,000		2,059,200	(a)(f)

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000	$2,671,063
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000	628,065

Total Diversified Financial Services				9,013,627

TOTAL FINANCIALS				75,590,840

HEALTH CARE - 7.3%
Health Care Providers & Services - 2.5%
Centene Corp., Senior Notes	4.750%	1/15/25	1,600,000	1,648,000
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,000,000	1,038,500	(a)
HCA Inc., Senior Notes	5.625%	9/1/28	1,690,000	2,012,942
HCA Inc., Senior Secured Notes	4.125%	6/15/29	1,000,000	1,153,433
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	900,000	972,000	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,020,000	3,151,808
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	750,000	824,186	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	590,000	613,494	(a)

Total Health Care Providers & Services				11,414,363

Pharmaceuticals - 4.8%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	1,222,571	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	102,000	101,825	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,370,000	3,470,257	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	727,300	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000	2,372,229
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	2,060,000	2,070,764
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,730,000	2,730,887
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,110,000	3,953,162

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000	$4,682,846
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	642,688

Total Pharmaceuticals				21,974,529

TOTAL HEALTH CARE				33,388,892

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	2,743,020	(a)

Airlines - 4.4%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	310,000	310,770
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,470,000	2,456,457
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,410,000	3,278,258
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	771,817
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	718,987
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,190,000	6,785,257	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	121,422	114,129
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	2,606,250	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,530,000	2,344,209
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	724,000

Total Airlines				20,110,134

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,440,000	2,554,912	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,820,000	1,920,100	(a)

Total Building Products				4,475,012

Commercial Services & Supplies - 0.2%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	834,000	909,214	(a)

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	$466,918	(a)
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	400,000	314,444	(d)(e)

Total Industrial Conglomerates				781,362

Machinery - 0.5%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,434,000	1,503,635	(a)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	890,000	939,506	(a)

Total Machinery				2,443,141

Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,180,000	2,250,850	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	500,000	536,488
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	2,170,000	2,292,062

Total Trading Companies & Distributors				5,079,400

TOTAL INDUSTRIALS				36,541,283

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.5%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	2,078,294	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	36,000	36,956	(a)

Total Communications Equipment				2,115,250

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	250,000	263,329	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,048,885	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	442,378
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,452,508

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	$705,689
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,390,000	1,505,912

Total Technology Hardware, Storage & Peripherals				5,155,372

TOTAL INFORMATION TECHNOLOGY				7,533,951

MATERIALS - 8.8%
Chemicals - 1.7%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	283,537	241,006	(a)(f)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,139,500	(c)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000	1,362,775	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000	1,134,360	(a)
Orbia Advance Corp SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	2,342,590	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,250,000	1,301,681

Total Chemicals				7,521,912

Containers & Packaging - 2.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,111,050	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,890,000	4,061,160	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	490,000	510,276	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,680,000	1,793,089	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000	2,461,192
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,046,687	(a)

Total Containers & Packaging				10,983,454

Metals & Mining - 3.1%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000	529,341	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,669,984	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,140,000	1,466,567

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,340,000	$1,363,818	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	705,418
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	360,000	389,119
Freeport-McMoRan Inc., Senior Notes	4.250%	3/1/30	500,000	525,780
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,530,000	2,859,925
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000	1,056,406
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000	3,048,747
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	499,563

Total Metals & Mining				14,114,668

Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000	521,785	(a)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	460,000	489,917	(a)
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,370,000	2,441,100
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,400,000	3,896,604	(a)

Total Paper & Forest Products				7,349,406

TOTAL MATERIALS				39,969,440

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,368,000	1,167,116
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	660,000	736,797
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	780,000	806,571
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,570,000	1,653,061
XHR LP, Senior Secured Notes	6.375%	8/15/25	1,180,000	1,212,450	(a)

TOTAL REAL ESTATE				5,575,995

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.9%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		$467,789
Pampa Energia SA, Senior Notes	7.375%	7/21/23	920,000		844,109	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,500,000		1,282,500	(a)

Total Electric Utilities					2,594,398

Gas Utilities - 0.7%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,100,000		3,224,000

Independent Power and Renewable Electricity Producers - 0.6%
Listrindo Capital BV, Senior Notes	4.950%	9/14/26	1,000,000		1,038,750	(a)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	1,780,000		1,885,545	(a)

Total Independent Power and Renewable Electricity Producers					2,924,295

TOTAL UTILITIES					8,742,693

TOTAL CORPORATE BONDS & NOTES (Cost - $396,610,331)					445,190,186

SOVEREIGN BONDS - 23.6%
Argentina - 1.9%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	2,680,000		1,303,820	*(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,780,000		2,774,400	*(b)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	5,250,000		2,486,689	*(b)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	4,780,000		2,318,300	*(a)(b)

Total Argentina					8,883,209

Armenia - 0.2%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	800,000		814,000	(a)

Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,826,000	BRL	528,772
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	18,677,000	BRL	3,837,536
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,750,000		1,936,699

Total Brazil					6,303,007

Colombia - 0.8%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	2,542,000		3,654,125

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	$463,000	(a)

Croatia - 0.2%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000	501,118	(c)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	456,575	(a)

Total Croatia				957,693

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	4,120,000	4,332,777	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	600,000	621,432	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000	2,056,314	(a)

Total Egypt				2,677,746

Ghana - 0.5%
Ghana Government International Bond	10.750%	10/14/30	920,000	1,137,258	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000	277,335	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	900,000	864,594	(a)

Total Ghana				2,279,187

Guatemala - 0.3%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,370,000	1,492,012	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000	442,600	(c)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,200,000	1,342,200	(a)

Total Honduras				1,784,800

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	942,000	1,083,696
Hungary Government International Bond, Senior Notes	5.375%	3/25/24	300,000	345,978

Total Hungary				1,429,674

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 4.3%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	2,369,000		$2,733,222	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,110,000		1,239,421	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	4,370,000		4,932,659	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	520,000		573,375
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	4,635,000		6,637,760	(c)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	7,604,000,000	IDR	542,188
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	40,240,000,000	IDR	2,881,530
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	15,631

Total Indonesia					19,555,786

Ivory Coast - 0.3%
Ivory Coast Government
International Bond, Senior Notes	5.750%	12/31/32	1,245,000		1,223,496	(a)

Jamaica - 0.4%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,000,000		1,167,900
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		664,250

Total Jamaica					1,832,150

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		609,132	(a)

Mexico - 1.1%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,200,000		2,392,500
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	2,400,000		2,595,804

Total Mexico					4,988,304

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000		2,238,676	(c)

Oman - 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		979,520	(a)

See Notes to Schedule of Investments.

18	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	460,000		$679,326

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	730,000		843,150	(a)

Peru - 1.4%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		968,359
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	730,000		796,795
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	2,604,000		4,446,825

Total Peru					6,211,979

Poland - 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,390,000		1,436,206

Russia - 2.9%
Russian Federal Bond - OFZ	7.000%	1/25/23	74,770,000	RUB	1,065,035
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	5,688,561
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		72,589	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	4,400,000		6,229,256	(a)

Total Russia					13,055,441

Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		476,014	(c)

South Africa - 0.7%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	1,500,000		1,538,805
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	1,800,000		1,623,150

Total South Africa					3,161,955

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	2,700,000		2,585,250	(c)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 1.4%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,000,000		$4,556,365
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	1,800,000		1,664,037

Total Turkey					6,220,402

Ukraine - 1.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,810,000		1,810,000	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	3,300,000		3,356,140	(a)

Total Ukraine					5,166,140

Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	62,870,000	UYU	1,519,628	(c)

TOTAL SOVEREIGN BONDS (Cost - $99,278,830)					107,853,785

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.1%
U.S. Government Obligations - 9.1%
U.S. Treasury Notes	1.375%	1/31/21	2,350,000		2,361,664
U.S. Treasury Notes	2.250%	4/30/21	3,000,000		3,041,803	(g)
U.S. Treasury Notes	1.375%	5/31/21	3,000,000		3,027,530	(g)
U.S. Treasury Notes	1.750%	7/31/21	300,000		304,352
U.S. Treasury Notes	1.625%	12/31/21	2,500,000		2,549,170
U.S. Treasury Notes	1.125%	2/28/22	3,000,000		3,043,945	(g)
U.S. Treasury Notes	1.625%	5/31/23	2,500,000		2,601,856	(g)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000		4,580,703	(g)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000		2,925,809	(g)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000		5,052,441	(g)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		3,208,535	(g)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000		3,473,818	(g)
U.S. Treasury Notes	1.500%	1/31/27	1,500,000		1,602,481
U.S. Treasury Notes	0.500%	5/31/27	750,000		751,963
U.S. Treasury Notes	0.625%	5/15/30	3,300,000		3,282,211

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $39,986,436)					41,808,281

See Notes to Schedule of Investments.

20	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 7.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.910%	2/1/27	994,987	$978,430	(d)(h)(i)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	5/1/26	1,106,866	1,051,061	(d)(h)(i)

TOTAL COMMUNICATION SERVICES				2,029,491

CONSUMER DISCRETIONARY - 4.4%
Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	1,349,769	1,347,378	(d)(h)(i)

Hotels, Restaurants & Leisure - 2.6%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.906%	11/19/26	2,811,374	2,711,973	(d)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.906%	12/23/24	1,283,544	1,210,543	(d)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.156%	11/30/23	742,308	722,822	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.925%	6/22/26	3,140,813	3,031,277	(d)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	5/30/25	4,464,454	4,303,662	(d)(h)(i)

Total Hotels, Restaurants & Leisure				11,980,277

Specialty Retail - 1.5%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	835,208	804,149	(d)(h)(i)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	3,149,635	2,228,367	(d)(h)(i)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	3,725,314	3,725,764	(d)(h)(i)
Total Specialty Retail				6,758,280

TOTAL CONSUMER DISCRETIONARY				20,085,935

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	21

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	3,610,000	$2,395,011	*(b)(d)(h)(i)

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.906%	11/16/26	1,971,885	1,929,367	(d)(h)(i)

INDUSTRIALS - 1.7%
Airlines - 1.7%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	3,570,000	3,568,326	(d)(h)(i)(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,910,000	1,910,000	(d)(h)(i)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	2,110,000	2,129,441	(d)(h)(i)

TOTAL INDUSTRIALS				7,607,767

TOTAL SENIOR LOANS (Cost - $35,073,765)				34,047,571

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes (Cost - $3,289,378)	3.375%	8/15/26	4,030,000	3,984,759

	SHARES
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.	53,377	146,253	*(k)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)	37,071	30,283	*(k)(l)
KCAD Holdings I Ltd.	77,972,021	0	*(k)(l)(m)

Total Energy Equipment & Services		30,283

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC	417	31,980	*(k)(l)

TOTAL ENERGY		62,263

TOTAL COMMON STOCKS (Cost - $2,302,975)		208,516

See Notes to Schedule of Investments.

22	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $72,678)	1.000%	8/5/21	8,451,860	ARS	$66,020	(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $576,614,393)					633,159,118

			SHARES
SHORT-TERM INVESTMENTS - 0.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,310,522)	0.038%		1,310,522		1,310,522

TOTAL INVESTMENTS - 138.8% (Cost - $577,924,915)					634,469,640
Liabilities in Excess of Other Assets - (38.8)%					(177,267,928)

TOTAL NET ASSETS - 100.0%					$457,201,712

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	23

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of August 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of August 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

24	Western Asset Global High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.240%	6/5/2020	9/3/2020	$30,775,375	U.S. Government & Agency Obligations	$30,956,441

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	674,470	EUR	600,000	BNP Paribas SA	10/16/20	$(42,264)
USD	677,189	EUR	600,000	BNP Paribas SA	10/16/20	(39,546)
USD	686,686	EUR	610,000	BNP Paribas SA	10/16/20	(41,994)
USD	1,039,366	EUR	920,397	BNP Paribas SA	10/16/20	(60,101)
MXN	860,000	USD	38,100	Citibank N.A.	10/16/20	979
USD	680,273	GBP	545,051	Citibank N.A.	10/16/20	(48,532)
MXN	651,611	USD	28,468	Goldman Sachs Group Inc.	10/16/20	1,142

Total						$(230,316)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2020 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

26

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

27

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$445,190,186	—	$445,190,186
Sovereign Bonds	—	107,853,785	—	107,853,785
U.S. Government & Agency Obligations	—	41,808,281	—	41,808,281
Senior Loans	—	34,047,571	—	34,047,571
Convertible Bonds & Notes	—	3,984,759	—	3,984,759
Common Stocks:
Consumer Discretionary	—	146,253	—	146,253
Energy	—	—	$62,263	62,263
Non-U.S. Treasury Inflation Protected Securities	—	66,020	—	66,020

Total Long-Term Investments	—	633,096,855	62,263	633,159,118

Short-Term Investments†	$1,310,522	—	—	1,310,522

Total Investments	$1,310,522	$633,096,855	$62,263	$634,469,640

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,121	—	$2,121

Total	$1,310,522	$633,098,976	$62,263	$634,471,761

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$232,437	—	$232,437

†	See Schedule of Investments for additional detailed categorizations.

28